Shareholder Report, Holdings (Details)	Dec. 31, 2024
William Blair Growth Fund - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Growth Fund - Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Growth Fund - Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Growth Fund - Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Growth Fund - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Growth Fund - Class I | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Growth Fund - Class I | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund - Class I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund - Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Growth Fund - Class I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
William Blair Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
William Blair Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
William Blair Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Growth Fund - Class N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Growth Fund - Class N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Growth Fund - Class N | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Growth Fund - Class N | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Growth Fund - Class N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Growth Fund - Class N | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Growth Fund - Class N | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund - Class N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund - Class N | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Growth Fund - Class N | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
William Blair Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
William Blair Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
William Blair Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Growth Fund - Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Growth Fund - Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Growth Fund - Class R6 | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Growth Fund - Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Growth Fund - Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Growth Fund - Class R6 | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Growth Fund - Class R6 | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund - Class R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Growth Fund - Class R6 | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Growth Fund - Class R6 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
William Blair Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
William Blair Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
William Blair Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Large Cap Growth Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Large Cap Growth Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
William Blair Large Cap Growth Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
William Blair Large Cap Growth Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
William Blair Large Cap Growth Fund - Class 1 | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - Class 1 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Large Cap Growth Fund - Class 1 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund - Class 1 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class 1 | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Large Cap Growth Fund - Class 1 | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Large Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
William Blair Large Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
William Blair Large Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Large Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Large Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Large Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Large Cap Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Large Cap Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Large Cap Growth Fund - Class N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Large Cap Growth Fund - Class N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
William Blair Large Cap Growth Fund - Class N | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
William Blair Large Cap Growth Fund - Class N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
William Blair Large Cap Growth Fund - Class N | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - Class N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Large Cap Growth Fund - Class N | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund - Class N | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class N | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Large Cap Growth Fund - Class N | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Large Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
William Blair Large Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
William Blair Large Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Large Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Large Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Large Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Large Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Large Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Large Cap Growth Fund - Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Large Cap Growth Fund - Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
William Blair Large Cap Growth Fund - Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
William Blair Large Cap Growth Fund - Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
William Blair Large Cap Growth Fund - Class R6 | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Large Cap Growth Fund - Class R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Large Cap Growth Fund - Class R6 | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Large Cap Growth Fund - Class R6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Large Cap Growth Fund - Class R6 | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Large Cap Growth Fund - Class R6 | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Large Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
William Blair Large Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
William Blair Large Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Large Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Large Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Large Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Large Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Large Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Mid Cap Value Fund - Class I | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class I | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class I | Regency Centers Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class I | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund - Class I | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund - Class I | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund - Class I | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund - Class I | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Mid Cap Value Fund - Class I | Global Payments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Mid Cap Value Fund - Class I | NiSource, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Mid Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Mid Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair Mid Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
William Blair Mid Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
William Blair Mid Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
William Blair Mid Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Mid Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Mid Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Mid Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Mid Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
William Blair Mid Cap Value Fund - Class R6 | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Mid Cap Value Fund - Class R6 | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class R6 | Regency Centers Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Mid Cap Value Fund - Class R6 | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund - Class R6 | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund - Class R6 | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund - Class R6 | KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Mid Cap Value Fund - Class R6 | Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Mid Cap Value Fund - Class R6 | Global Payments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Mid Cap Value Fund - Class R6 | NiSource, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Mid Cap Value Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
William Blair Mid Cap Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
William Blair Mid Cap Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
William Blair Mid Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
William Blair Mid Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
William Blair Mid Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Mid Cap Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair Mid Cap Value Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Mid Cap Value Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Mid Cap Value Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
William Blair Small-Mid Cap Core Fund - Class I | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Core Fund - Class I | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Core Fund - Class I | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Core Fund - Class I | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class I | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class I | TransUnion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class I | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class I | ACV Auctions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class I | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class I | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair Small-Mid Cap Core Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
William Blair Small-Mid Cap Core Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
William Blair Small-Mid Cap Core Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
William Blair Small-Mid Cap Core Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
William Blair Small-Mid Cap Core Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Small-Mid Cap Core Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Small-Mid Cap Core Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Small-Mid Cap Core Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small-Mid Cap Core Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
William Blair Small-Mid Cap Core Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Small-Mid Cap Core Fund - Class R6 | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small-Mid Cap Core Fund - Class R6 | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Small-Mid Cap Core Fund - Class R6 | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Core Fund - Class R6 | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class R6 | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small-Mid Cap Core Fund - Class R6 | TransUnion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class R6 | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class R6 | ACV Auctions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Core Fund - Class R6 | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair Small-Mid Cap Core Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
William Blair Small-Mid Cap Core Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
William Blair Small-Mid Cap Core Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
William Blair Small-Mid Cap Core Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
William Blair Small-Mid Cap Core Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Small-Mid Cap Core Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Small-Mid Cap Core Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Small-Mid Cap Core Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small-Mid Cap Core Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
William Blair Small-Mid Cap Core Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Small-Mid Cap Growth Fund - Class I | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Growth Fund - Class I | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Growth Fund - Class I | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Growth Fund - Class I | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Growth Fund - Class I | e.l.f. Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class I | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class I | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Confluent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair Small-Mid Cap Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
William Blair Small-Mid Cap Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
William Blair Small-Mid Cap Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
William Blair Small-Mid Cap Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Small-Mid Cap Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Small-Mid Cap Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Small-Mid Cap Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small-Mid Cap Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Small-Mid Cap Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Growth Fund - Class N | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Growth Fund - Class N | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Growth Fund - Class N | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Growth Fund - Class N | e.l.f. Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class N | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class N | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Confluent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair Small-Mid Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
William Blair Small-Mid Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
William Blair Small-Mid Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
William Blair Small-Mid Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Small-Mid Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Small-Mid Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Small-Mid Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small-Mid Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Small-Mid Cap Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Growth Fund - Class R6 | SharkNinja, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Primo Brands Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Small-Mid Cap Growth Fund - Class R6 | Bright Horizons Family Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Growth Fund - Class R6 | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Small-Mid Cap Growth Fund - Class R6 | e.l.f. Beauty, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Dynatrace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Talen Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Confluent, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
William Blair Small-Mid Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
William Blair Small-Mid Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
William Blair Small-Mid Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Small-Mid Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Small-Mid Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
William Blair Small-Mid Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Small-Mid Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Small-Mid Cap Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Small-Mid Cap Value Fund - Class I | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Silgan Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Tecnoglass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Air Lease Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Avnet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Maximus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Small-Mid Cap Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Small-Mid Cap Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
William Blair Small-Mid Cap Value Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Small-Mid Cap Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
William Blair Small-Mid Cap Value Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small-Mid Cap Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Small-Mid Cap Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Small-Mid Cap Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Small-Mid Cap Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Small-Mid Cap Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Small-Mid Cap Value Fund - Class R6 | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Silgan Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Tecnoglass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Air Lease Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Avnet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Maximus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small-Mid Cap Value Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
William Blair Small-Mid Cap Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
William Blair Small-Mid Cap Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
William Blair Small-Mid Cap Value Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
William Blair Small-Mid Cap Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
William Blair Small-Mid Cap Value Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small-Mid Cap Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
William Blair Small-Mid Cap Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Small-Mid Cap Value Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Small-Mid Cap Value Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair Small-Mid Cap Value Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
William Blair Small Cap Growth Fund - Class 1 | ACV Auctions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class 1 | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class 1 | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small Cap Growth Fund - Class 1 | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class 1 | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class 1 | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class 1 | FirstService Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class 1 | Balchem Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class 1 | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class 1 | Planet Fitness, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
William Blair Small Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Small Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair Small Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
William Blair Small Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Small Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small Cap Growth Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small Cap Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small Cap Growth Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class 1 | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small Cap Growth Fund - Class N | ACV Auctions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class N | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class N | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small Cap Growth Fund - Class N | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | FirstService Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Balchem Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class N | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class N | Planet Fitness, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
William Blair Small Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Small Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair Small Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
William Blair Small Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Small Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class N | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small Cap Growth Fund - Class R6 | ACV Auctions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class R6 | Doximity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Small Cap Growth Fund - Class R6 | Casella Waste Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Small Cap Growth Fund - Class R6 | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | FirstService Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Balchem Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class R6 | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Small Cap Growth Fund - Class R6 | Planet Fitness, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
William Blair Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
William Blair Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
William Blair Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Small Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
William Blair Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair Small Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Growth Fund - Class R6 | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Small Cap value fund - class I | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap value fund - class I | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap value fund - class I | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap value fund - class I | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap value fund - class I | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap value fund - class I | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap value fund - class I | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap value fund - class I | John Wiley & Sons, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap value fund - class I | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap value fund - class I | La-Z-Boy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap value fund - class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Small Cap value fund - class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Small Cap value fund - class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
William Blair Small Cap value fund - class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Small Cap value fund - class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
William Blair Small Cap value fund - class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap value fund - class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small Cap value fund - class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Small Cap value fund - class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Small Cap value fund - class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
William Blair Small Cap value fund - class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap value fund - class N | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap value fund - class N | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap value fund - class N | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap value fund - class N | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap value fund - class N | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap value fund - class N | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap value fund - class N | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap value fund - class N | John Wiley & Sons, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap value fund - class N | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap value fund - class N | La-Z-Boy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap value fund - class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Small Cap value fund - class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Small Cap value fund - class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
William Blair Small Cap value fund - class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Small Cap value fund - class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
William Blair Small Cap value fund - class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap value fund - class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small Cap value fund - class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Small Cap value fund - class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Small Cap value fund - class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
William Blair Small Cap value fund - class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Small Cap Value Fund - Class R6 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class R6 [Member] | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class R6 [Member] | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Small Cap Value Fund - Class R6 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class R6 [Member] | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class R6 [Member] | Taylor Morrison Home Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Small Cap Value Fund - Class R6 [Member] | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class R6 [Member] | John Wiley & Sons, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class R6 [Member] | Knowles Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class R6 [Member] | La-Z-Boy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Small Cap Value Fund - Class R6 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
William Blair Small Cap Value Fund - Class R6 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
William Blair Small Cap Value Fund - Class R6 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
William Blair Small Cap Value Fund - Class R6 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Small Cap Value Fund - Class R6 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
William Blair Small Cap Value Fund - Class R6 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Small Cap Value Fund - Class R6 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Small Cap Value Fund - Class R6 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Small Cap Value Fund - Class R6 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Small Cap Value Fund - Class R6 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
William Blair Small Cap Value Fund - Class R6 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Global Leaders Fund - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Global Leaders Fund - Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Global Leaders Fund - Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Global Leaders Fund - Class I | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund - Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Global Leaders Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Global Leaders Fund - Class I | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - Class I | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
William Blair Global Leaders Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
William Blair Global Leaders Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
William Blair Global Leaders Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Global Leaders Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
William Blair Global Leaders Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Global Leaders Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Global Leaders Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Global Leaders Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Global Leaders Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Global Leaders Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Global Leaders Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Global Leaders Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
William Blair Global Leaders Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
William Blair Global Leaders Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Global Leaders Fund - Class N | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Global Leaders Fund - Class N | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Global Leaders Fund - Class N | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund - Class N | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Global Leaders Fund - Class N | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund - Class N | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Global Leaders Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Global Leaders Fund - Class N | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - Class N | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - Class N | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
William Blair Global Leaders Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
William Blair Global Leaders Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
William Blair Global Leaders Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Global Leaders Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
William Blair Global Leaders Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Global Leaders Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Global Leaders Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Global Leaders Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Global Leaders Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Global Leaders Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Global Leaders Fund - Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Global Leaders Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
William Blair Global Leaders Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
William Blair Global Leaders Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Global Leaders Fund - Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Global Leaders Fund - Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair Global Leaders Fund - Class R6 | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Global Leaders Fund - Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Global Leaders Fund - Class R6 | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
William Blair Global Leaders Fund - Class R6 | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Global Leaders Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Global Leaders Fund - Class R6 | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - Class R6 | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - Class R6 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Global Leaders Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
William Blair Global Leaders Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
William Blair Global Leaders Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
William Blair Global Leaders Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
William Blair Global Leaders Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
William Blair Global Leaders Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
William Blair Global Leaders Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Global Leaders Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Global Leaders Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair Global Leaders Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
William Blair Global Leaders Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.10%
William Blair Global Leaders Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%
William Blair Global Leaders Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
William Blair Global Leaders Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
William Blair Global Leaders Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
William Blair International Leaders Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair International Leaders Fund - Class I | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund - Class I | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund - Class I | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund - Class I | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class I | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class I | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund - Class I | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund - Class I | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund - Class I | Intact Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
William Blair International Leaders Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
William Blair International Leaders Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
William Blair International Leaders Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
William Blair International Leaders Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
William Blair International Leaders Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair International Leaders Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Leaders Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Leaders Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.70%
William Blair International Leaders Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
William Blair International Leaders Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair International Leaders Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
William Blair International Leaders Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
William Blair International Leaders Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair International Leaders Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Leaders Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair International Leaders Fund - Class N | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund - Class N | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund - Class N | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund - Class N | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class N | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund - Class N | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund - Class N | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund - Class N | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund - Class N | Intact Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
William Blair International Leaders Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
William Blair International Leaders Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
William Blair International Leaders Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
William Blair International Leaders Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
William Blair International Leaders Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair International Leaders Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Leaders Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Leaders Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.70%
William Blair International Leaders Fund - Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
William Blair International Leaders Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair International Leaders Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
William Blair International Leaders Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
William Blair International Leaders Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair International Leaders Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Leaders Fund Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
William Blair International Leaders Fund Class R6 | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund Class R6 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Leaders Fund Class R6 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Leaders Fund Class R6 | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund Class R6 | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair International Leaders Fund Class R6 | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund Class R6 | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair International Leaders Fund Class R6 | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund Class R6 | Intact Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Leaders Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
William Blair International Leaders Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
William Blair International Leaders Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
William Blair International Leaders Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
William Blair International Leaders Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
William Blair International Leaders Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair International Leaders Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Leaders Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Leaders Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Leaders Fund Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.70%
William Blair International Leaders Fund Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
William Blair International Leaders Fund Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
William Blair International Leaders Fund Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
William Blair International Leaders Fund Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
William Blair International Leaders Fund Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair International Leaders Fund Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair International Growth Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair International Growth Fund - Class I | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class I | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Growth Fund - Class I | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Growth Fund - Class I | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Growth Fund - Class I | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class I | DSV AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class I | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class I | MTU Aero Engines AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair International Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
William Blair International Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair International Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair International Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
William Blair International Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair International Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair International Growth Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair International Growth Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair International Growth Fund - Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair International Growth Fund - Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
William Blair International Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
William Blair International Growth Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Growth Fund - Class I | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Growth Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair International Growth Fund - Class N | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class N | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Growth Fund - Class N | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Growth Fund - Class N | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Growth Fund - Class N | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class N | DSV AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class N | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class N | MTU Aero Engines AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair International Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
William Blair International Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair International Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair International Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
William Blair International Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair International Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair International Growth Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair International Growth Fund - Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair International Growth Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair International Growth Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
William Blair International Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
William Blair International Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Growth Fund - Class N | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Growth Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair International Growth Fund - Class R6 | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class R6 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Growth Fund - Class R6 | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair International Growth Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Growth Fund - Class R6 | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Growth Fund - Class R6 | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class R6 | DSV AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class R6 | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class R6 | MTU Aero Engines AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair International Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
William Blair International Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
William Blair International Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair International Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair International Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
William Blair International Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair International Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair International Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair International Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair International Growth Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair International Growth Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair International Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair International Growth Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
William Blair International Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
William Blair International Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair International Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair International Growth Fund - Class R6 | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair Institutional International Growth Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
William Blair Institutional International Growth Fund - Institutional Class | Hermes International SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund - Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Institutional International Growth Fund - Institutional Class | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Institutional International Growth Fund - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Institutional International Growth Fund - Institutional Class | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Institutional International Growth Fund - Institutional Class | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Institutional International Growth Fund - Institutional Class | DSV AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Institutional International Growth Fund - Institutional Class | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Institutional International Growth Fund - Institutional Class | MTU Aero Engines AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Institutional International Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
William Blair Institutional International Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
William Blair Institutional International Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
William Blair Institutional International Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
William Blair Institutional International Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
William Blair Institutional International Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
William Blair Institutional International Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Institutional International Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Institutional International Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Institutional International Growth Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair Institutional International Growth Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
William Blair Institutional International Growth Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.00%
William Blair Institutional International Growth Fund - Institutional Class | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
William Blair Institutional International Growth Fund - Institutional Class | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
William Blair Institutional International Growth Fund - Institutional Class | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
William Blair Institutional International Growth Fund - Institutional Class | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Institutional International Growth Fund - Institutional Class | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Institutional International Growth Fund - Institutional Class | Emerging Europe, Mid-East, Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
William Blair International Small Cap Growth Fund Class I | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Small Cap Growth Fund Class I | Technology One Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Small Cap Growth Fund Class I | Rakuten Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund Class I | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund Class I | Trustpilot Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund Class I | North West Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund Class I | Lifco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund Class I | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund Class I | Lotes Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Small Cap Growth Fund Class I | BayCurrent Consulting, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Small Cap Growth Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
William Blair International Small Cap Growth Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair International Small Cap Growth Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
William Blair International Small Cap Growth Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair International Small Cap Growth Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
William Blair International Small Cap Growth Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair International Small Cap Growth Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair International Small Cap Growth Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair International Small Cap Growth Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair International Small Cap Growth Fund Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
William Blair International Small Cap Growth Fund Class I | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
William Blair International Small Cap Growth Fund Class I | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
William Blair International Small Cap Growth Fund Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
William Blair International Small Cap Growth Fund Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair International Small Cap Growth Fund Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Small Cap Growth Fund Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair International Small Cap Growth Fund - Class N | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Small Cap Growth Fund - Class N | Technology One Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Small Cap Growth Fund - Class N | Rakuten Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class N | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class N | Trustpilot Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class N | North West Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund - Class N | Lifco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund - Class N | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund - Class N | Lotes Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Small Cap Growth Fund - Class N | BayCurrent Consulting, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Small Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
William Blair International Small Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair International Small Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
William Blair International Small Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair International Small Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
William Blair International Small Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair International Small Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair International Small Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair International Small Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class N | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair International Small Cap Growth Fund - Class N | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
William Blair International Small Cap Growth Fund - Class N | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
William Blair International Small Cap Growth Fund - Class N | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
William Blair International Small Cap Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
William Blair International Small Cap Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair International Small Cap Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Small Cap Growth Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair International Small Cap Growth Fund - Class R6 | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair International Small Cap Growth Fund - Class R6 | Technology One Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair International Small Cap Growth Fund - Class R6 | Rakuten Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class R6 | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class R6 | Trustpilot Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair International Small Cap Growth Fund - Class R6 | North West Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair International Small Cap Growth Fund - Class R6 | Lifco AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund - Class R6 | Beazley PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair International Small Cap Growth Fund - Class R6 | Lotes Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Small Cap Growth Fund - Class R6 | BayCurrent Consulting, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair International Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
William Blair International Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair International Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
William Blair International Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair International Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
William Blair International Small Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
William Blair International Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
William Blair International Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair International Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair International Small Cap Growth Fund - Class R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.10%
William Blair International Small Cap Growth Fund - Class R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
William Blair International Small Cap Growth Fund - Class R6 | Western Hemisphere [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
William Blair International Small Cap Growth Fund - Class R6 | Europe Ex-U.K. [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
William Blair International Small Cap Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
William Blair International Small Cap Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
William Blair International Small Cap Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
William Blair International Small Cap Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair Emerging Markets Leaders Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair Emerging Markets Leaders Fund - Class I | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Emerging Markets Leaders Fund - Class I | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Leaders Fund - Class I | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Emerging Markets Leaders Fund - Class I | Kotak Mahindra Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class I | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Leaders Fund - Class I | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Leaders Fund - Class I | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Leaders Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
William Blair Emerging Markets Leaders Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
William Blair Emerging Markets Leaders Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Emerging Markets Leaders Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets Leaders Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
William Blair Emerging Markets Leaders Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Emerging Markets Leaders Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Emerging Markets Leaders Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Leaders Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Leaders Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
William Blair Emerging Markets Leaders Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Leaders Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Emerging Markets Leaders Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Emerging Markets Leaders Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair Emerging Markets Leaders Fund - Class N | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund - Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Emerging Markets Leaders Fund - Class N | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Leaders Fund - Class N | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Emerging Markets Leaders Fund - Class N | Kotak Mahindra Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class N | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Leaders Fund - Class N | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Leaders Fund - Class N | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Leaders Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
William Blair Emerging Markets Leaders Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
William Blair Emerging Markets Leaders Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Emerging Markets Leaders Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets Leaders Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
William Blair Emerging Markets Leaders Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Emerging Markets Leaders Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Emerging Markets Leaders Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Leaders Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Leaders Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
William Blair Emerging Markets Leaders Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Leaders Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Emerging Markets Leaders Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Emerging Markets Leaders Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair Emerging Markets Leaders Fund - Class R6 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Leaders Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
William Blair Emerging Markets Leaders Fund - Class R6 | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Leaders Fund - Class R6 | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
William Blair Emerging Markets Leaders Fund - Class R6 | Kotak Mahindra Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class R6 | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Leaders Fund - Class R6 | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Leaders Fund - Class R6 | Delta Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Leaders Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
William Blair Emerging Markets Leaders Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
William Blair Emerging Markets Leaders Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
William Blair Emerging Markets Leaders Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
William Blair Emerging Markets Leaders Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Leaders Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Leaders Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Leaders Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.20%
William Blair Emerging Markets Leaders Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Leaders Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
William Blair Emerging Markets Leaders Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Emerging Markets Growth Fund - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
William Blair Emerging Markets Growth Fund - Class I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Emerging Markets Growth Fund - Class I | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class I | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Growth Fund - Class I | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Growth Fund - Class I | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class I | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Growth Fund - Class I | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Growth Fund - Class I | Xiaomi Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Growth Fund - Class I | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
William Blair Emerging Markets Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
William Blair Emerging Markets Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair Emerging Markets Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
William Blair Emerging Markets Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Emerging Markets Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Emerging Markets Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
William Blair Emerging Markets Growth Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Growth Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.30%
William Blair Emerging Markets Growth Fund - Class I | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Growth Fund - Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Emerging Markets Growth Fund - Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
William Blair Emerging Markets Growth Fund - Class N | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
William Blair Emerging Markets Growth Fund - Class N | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Emerging Markets Growth Fund - Class N | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class N | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Growth Fund - Class N | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Growth Fund - Class N | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class N | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Growth Fund - Class N | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Growth Fund - Class N | Xiaomi Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Growth Fund - Class N | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
William Blair Emerging Markets Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
William Blair Emerging Markets Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair Emerging Markets Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
William Blair Emerging Markets Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Emerging Markets Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Emerging Markets Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
William Blair Emerging Markets Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.30%
William Blair Emerging Markets Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Emerging Markets Growth Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
William Blair Emerging Markets Growth Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
William Blair Emerging Markets Growth Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
William Blair Emerging Markets Growth Fund - Class R6 | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class R6 | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Growth Fund - Class R6 | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair Emerging Markets Growth Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Growth Fund - Class R6 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Growth Fund - Class R6 | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Growth Fund - Class R6 | Xiaomi Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Growth Fund - Class R6 | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
William Blair Emerging Markets Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
William Blair Emerging Markets Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair Emerging Markets Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
William Blair Emerging Markets Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
William Blair Emerging Markets Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
William Blair Emerging Markets Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
William Blair Emerging Markets Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
William Blair Emerging Markets Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
William Blair Emerging Markets Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.30%
William Blair Emerging Markets Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
William Blair Emerging Markets Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
William Blair Emerging Markets ex China Growth Fund - Class 1 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - Class 1 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets ex China Growth Fund - Class 1 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Dixon Technologies India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Trent Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Indian Hotels Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
William Blair Emerging Markets ex China Growth Fund - Class 1 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
William Blair Emerging Markets ex China Growth Fund - Class 1 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
William Blair Emerging Markets ex China Growth Fund - Class R6 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Bank Central Asia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - Class R6 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets ex China Growth Fund - Class R6 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Dixon Technologies India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Trent Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Indian Hotels Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
William Blair Emerging Markets ex China Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
William Blair Emerging Markets ex China Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Dixon Technologies India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Banco Macro SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Emaar Development PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Gamuda Bhd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Eastroc Beverage Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Bank Syariah Indonesia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Salik Co. PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Kaynes Technology India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Central Depository Services India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | BBB Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair Emerging Markets Small Cap Growth Fund - Class 1 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Dixon Technologies India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Banco Macro SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Emaar Development PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Gamuda Bhd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Eastroc Beverage Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Bank Syariah Indonesia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Salik Co. PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Kaynes Technology India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Central Depository Services India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class N | BBB Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Emerging Markets Small Cap Growth Fund - Class N | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair Emerging Markets Small Cap Growth Fund - Class N | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Dixon Technologies India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Banco Macro SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Emaar Development PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Gamuda Bhd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Eastroc Beverage Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Bank Syariah Indonesia Tbk. PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Salik Co. PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Kaynes Technology India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Central Depository Services India Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | BBB Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.50%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Asia Ex-Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
William Blair Emerging Markets Small Cap Growth Fund - Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
William Blair China Growth Fund - Class 1 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair China Growth Fund - Class 1 | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair China Growth Fund - Class 1 | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair China Growth Fund - Class 1 | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair China Growth Fund - Class 1 | Xiaomi Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair China Growth Fund - Class 1 | Eastroc Beverage Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair China Growth Fund - Class 1 | Kweichow Moutai Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair China Growth Fund - Class 1 | East Money Information Co.,Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair China Growth Fund - Class 1 | BYD Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair China Growth Fund - Class 1 | Yutong Bus Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair China Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair China Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
William Blair China Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
William Blair China Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair China Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
William Blair China Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
William Blair China Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair China Growth Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair China Growth Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair China Growth Fund - Class 1 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
William Blair China Growth Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
William Blair China Growth Fund - Class R6 | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
William Blair China Growth Fund - Class R6 | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair China Growth Fund - Class R6 | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair China Growth Fund - Class R6 | Xiaomi Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
William Blair China Growth Fund - Class R6 | Eastroc Beverage Group Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair China Growth Fund - Class R6 | Kweichow Moutai Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
William Blair China Growth Fund - Class R6 | East Money Information Co.,Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
William Blair China Growth Fund - Class R6 | BYD Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair China Growth Fund - Class R6 | Yutong Bus Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair China Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
William Blair China Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
William Blair China Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
William Blair China Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
William Blair China Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
William Blair China Growth Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
William Blair China Growth Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
William Blair China Growth Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
William Blair China Growth Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
William Blair China Growth Fund - Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
William Blair Emerging Markets Debt Fund Class I | Argentine Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Debt Fund Class I | Egypt Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Debt Fund Class I | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Debt Fund Class I | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Emerging Markets Debt Fund Class I | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Debt Fund Class I | Romania Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Debt Fund Class I | Dominican Republic International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Debt Fund Class I | Ukraine Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Debt Fund Class I | South Africa Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Debt Fund Class I | Oman Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Debt Fund Class I | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
William Blair Emerging Markets Debt Fund Class I | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Emerging Markets Debt Fund Class I | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Emerging Markets Debt Fund Class I | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
William Blair Emerging Markets Debt Fund Class I | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
William Blair Emerging Markets Debt Fund Class I | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
William Blair Emerging Markets Debt Fund Class I | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
William Blair Emerging Markets Debt Fund Class I | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair Emerging Markets Debt Fund Class I | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Debt Fund Class I | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Debt Fund Class I | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
William Blair Emerging Markets Debt Fund Class I | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
William Blair Emerging Markets Debt Fund Class I | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
William Blair Emerging Markets Debt Fund Class R6 | Argentine Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
William Blair Emerging Markets Debt Fund Class R6 | Egypt Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
William Blair Emerging Markets Debt Fund Class R6 | Petroleos Mexicanos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Debt Fund Class R6 | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
William Blair Emerging Markets Debt Fund Class R6 | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Debt Fund Class R6 | Romania Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Debt Fund Class R6 | Dominican Republic International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
William Blair Emerging Markets Debt Fund Class R6 | Ukraine Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
William Blair Emerging Markets Debt Fund Class R6 | South Africa Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
William Blair Emerging Markets Debt Fund Class R6 | Oman Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
William Blair Emerging Markets Debt Fund Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
William Blair Emerging Markets Debt Fund Class R6 | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
William Blair Emerging Markets Debt Fund Class R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
William Blair Emerging Markets Debt Fund Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
William Blair Emerging Markets Debt Fund Class R6 | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
William Blair Emerging Markets Debt Fund Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
William Blair Emerging Markets Debt Fund Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
William Blair Emerging Markets Debt Fund Class R6 | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
William Blair Emerging Markets Debt Fund Class R6 | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
William Blair Emerging Markets Debt Fund Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
William Blair Emerging Markets Debt Fund Class R6 | Emerging Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
William Blair Emerging Markets Debt Fund Class R6 | Emerging Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
William Blair Emerging Markets Debt Fund Class R6 | EMEA [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%